DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Year Ended
December 31,
2015
Revenue	$24,904,321
Cost of revenue	15,040,537
Total operating expenses	9,856,344
Operating income (loss) from discontinued operations	7,440
Net gain on sale of Geo and Zhongtian	3,699,088
Other (loss) income	(2,038,675)
Income (loss) from discontinued operations before income taxes	1,667,853
Provision for income taxes	(168,882)
Income (loss) from discontinued operations, net of income taxes	$1,498,971